LOAN PAYABLE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 08, 2021	Mar. 01, 2019
Short-Term Debt [Line Items]
Repayments of Debt	$ 35,244	$ 45,000	$ 60,000	$ 60,000
Notes Payable					$ 180,244
Loans Payable, Current			35,244	$ 95,244
First Nine Months [Member]
Short-Term Debt [Line Items]
Repayments of Debt	1,000		1,000
Seven and Eight Months [Member]
Short-Term Debt [Line Items]
Repayments of Debt	2,000		2,000
Nine through Twenty Three Months [Member]
Short-Term Debt [Line Items]
Repayments of Debt	5,000		5,000
24th Month [Member]
Short-Term Debt [Line Items]
Repayments of Debt	180,224		180,224
Months Fourteen and Twenty [Member]
Short-Term Debt [Line Items]
Repayments of Debt	5,000		5,000
Thirteen Months [Member]
Short-Term Debt [Line Items]
Repayments of Debt			5,000
Two Equal Payments [Member]
Short-Term Debt [Line Items]
Repayments of Debt			115,244
Fourteen Months [Member]
Short-Term Debt [Line Items]
Repayments of Debt			57,622
Twenty Months [Member]
Short-Term Debt [Line Items]
Repayments of Debt			$ 57,622
Notre Dame [Member]
Short-Term Debt [Line Items]
Debt Instrument, Debt Default, Amount	115,244
Notre Dame [Member] | One through Thirteen Months [Member]
Short-Term Debt [Line Items]
Repayments of Debt	5,000
Notre Dame [Member] | First Installment [Member]
Short-Term Debt [Line Items]
Debt Instrument, Debt Default, Amount	57,622
Notre Dame [Member] | Second Installment [Member]
Short-Term Debt [Line Items]
Debt Instrument, Debt Default, Amount	$ 57,622
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Loans Payable						$ 265,244
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Long-Term Debt, Term						20 months
Debt Instrument, Debt Default, Amount					$ 180,244
Notes Payable						$ 265,244